INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2024
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES

13.INVESTMENT PROPERTIES

The movements in investment properties for the years ended December 31, 2024 and 2023 were as follows:

	At the		P/L for
	Beginning	Total useful	changes				As of
Item	of the year	life	in the FV	Additions	Disposals	Depreciation	12/31/2024
Cost model
Rented properties	1,718,247	5	—	586,596	(294,280)	(458,587)	1,551,976
Measurement at fair value
Rented properties	97,575,574	50	(10,188,877)	—	(10,305,054)	—	77,081,643
TOTAL INVESTMENT PROPERTIES	99,293,821		(10,188,877)	586,596	(10,599,334)	(458,587)	78,633,619

	At the		P/L for
	Beginning	Total useful	changes				As of
Item	of the year	life	in the FV	Additions	Disposals	Depreciation	12/31/2023
Cost model
Rented properties	1,779,338	5	—	350,752	—	(411,843)	1,718,247
Measurement at fair value
Rented properties	112,845,765	50	(15,270,191)	—	—	—	97,575,574
TOTAL INVESTMENT PROPERTIES	114,625,103		(15,270,191)	350,752	—	(411,843)	99,293,821

Investment properties are measured at fair value which is determined by an independent expert.